A&D Mortgage Trust 2024-NQM6 ABS-15G

Exhibit 99.5

Data Compare Summary

2024_ADMT-NQM6_FINAL

Run Date - 12/4/2024 13:30:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	35	716	4.89%	Income was verified for each borrower
ApplicationDate	89	716	12.43%	All variances were verified by Mission using either the 1003 date or the credit report date
Initial Interest Rate	0	716	0.00%
B1Citizen	4	716	0.56%	All variances were verified by Citizenship documents
B1FirstName	7	716	0.98%	All variances were spelling differences in the tape vs on the note.
B1LastName	14	716	1.96%	All variances were spelling differences in the tape vs on the note.
B2FirstName	2	130	1.54%	All variances were spelling differences in the tape vs on the note.
B2LastName	1	130	0.77%	All variances were spelling differences in the tape vs on the note.
Loan Amount	0	716	0.00%
ClosingSettlementDate	0	658	0.00%
CLTV	4	10	40.00%	In all cases Mission verified CLTV amounts from the relevant closing documents.
DSCR	26	716	3.63%	In all cases Mission vrecalculated DSCR from relevant income and credit documents.
FirstPaymentDate	51	716	7.12%	In all cases Mission verified first paymen tdate from the promissory note.
InitialMonthlyPIOrIOPayment	9	716	1.26%	The interest rate was verified by Mission in the Promissory Note
InterestRate	0	716	0.00%
LoanAmount	0	716	0.00%
LoanProgram	1	716	0.14%	The number of units was verified from the appraisal
LoanPurpose	0	716	0.00%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
NoteDate	8	695	1.15%	In each case Mission verified the Note Date from the Prommissory Note
NoteType	0	716	0.00%
NumberofUnits	7	716	0.98%	In each case Mission verified the number of units from the appraisal documents.
Occupancy	0	716	0.00%
OriginatorDTI	0	716	0.00%
OriginatorFrontEndDTI	0	716	0.00%
PrimaryAppraisedPropertyValue	12	716	1.68%	In each case Mission verified the appraisal value from the appraisal documents.
PropertyAddress	73	715	10.21%	All variances were spelling differences in the tape vs on the note.
PropertyCity	0	715	0.00%
PropertyCounty	58	715	8.11%	All variances were spelling differences in the tape vs on the note.
PropertyState	0	715	0.00%
PropertyType	34	680	5.00%	All variances were enumerations differences in the tape vs ASF.
PropertyZipCode	0	715	0.00%
QualifyingCLTV	32	706	4.53%	In all cases Mission verified CLTV amounts from the relevant closing documents.
QualifyingFICO	0	716	0.00%
QualifyingTotalHousingExpensePITIA	0	716	0.00%
RefinanceType	15	265	5.66%	All differences are enumerations realted to cash out enumerations. In each case mission verified the Refinance type from the 1008.
SalesPrice	1	570	0.18%	Mission verified sales price from the contract value.
TotalDebtIncomeRatio	2	715	0.28%	In all cases Mission verified income and all debts for debt to income ratios.
UnderwritingGuidelineLenderName	0	622	0.00%
UnderwritingGuidelineName	0	658	0.00%
UnderwritingGuidelineVersionDate	0	622	0.00%